Annual Fund Operating Expenses - Capital Shares - DWS Treasury Portfolio - Capital Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.29%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.20%